Financial Instruments And Risk Management (Summary Of Carrying Value And Estimated Fair Values Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Carrying Value	$ 8,123	$ 8,220
Secured Variable And Fixed Rate Indebtedness Due Through 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	3,297	2,952
Enhanced Equipment Trust Certificates Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	1,741	1,942
6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 [Member]
Debt Instrument [Line Items]
Carrying Value	1,313	1,436
7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Carrying Value	1,000	1,000
AAdvantage Miles Advance Purchase [Member]
Debt Instrument [Line Items]
Carrying Value	772	890
9.00% - 10.20% Debentures Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
7.88% - 10.55% Notes Due Through 2039 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Classified As Subject To Compromise [Member]
Debt Instrument [Line Items]
Carrying Value	1,198	2,482
Fair Value	885	1,341
Classified As Subject To Compromise [Member] | Secured Variable And Fixed Rate Indebtedness Due Through 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	172	1,456
Fair Value	154	1,123
Classified As Subject To Compromise [Member] | Enhanced Equipment Trust Certificates Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	0	0
Classified As Subject To Compromise [Member] | 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 [Member]
Debt Instrument [Line Items]
Carrying Value	186	186
Fair Value	186	37
Classified As Subject To Compromise [Member] | 7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	0	0
Classified As Subject To Compromise [Member] | AAdvantage Miles Advance Purchase [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	0	0
Classified As Subject To Compromise [Member] | 6.25% Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Carrying Value	460	460
Fair Value	400	101
Classified As Subject To Compromise [Member] | 9.00% - 10.20% Debentures Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	214	214
Fair Value	112	46
Classified As Subject To Compromise [Member] | 7.88% - 10.55% Notes Due Through 2039 [Member]
Debt Instrument [Line Items]
Carrying Value	166	166
Fair Value	33	34
Not Classified As Subject To Compromise[Member]
Debt Instrument [Line Items]
Carrying Value	8,123	8,220
Fair Value	8,115	7,417
Not Classified As Subject To Compromise[Member] | Secured Variable And Fixed Rate Indebtedness Due Through 2023 [Member]
Debt Instrument [Line Items]
Carrying Value	3,297	2,952
Fair Value	3,143	2,647
Not Classified As Subject To Compromise[Member] | Enhanced Equipment Trust Certificates Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	1,741	1,942
Fair Value	1,811	1,927
Not Classified As Subject To Compromise[Member] | 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 [Member]
Debt Instrument [Line Items]
Carrying Value	1,313	1,436
Fair Value	1,308	1,230
Not Classified As Subject To Compromise[Member] | 7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Carrying Value	1,000	1,000
Fair Value	1,074	711
Not Classified As Subject To Compromise[Member] | AAdvantage Miles Advance Purchase [Member]
Debt Instrument [Line Items]
Carrying Value	772	890
Fair Value	779	902
Not Classified As Subject To Compromise[Member] | 6.25% Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	0	0
Not Classified As Subject To Compromise[Member] | 9.00% - 10.20% Debentures Due Through 2021 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	0	0
Not Classified As Subject To Compromise[Member] | 7.88% - 10.55% Notes Due Through 2039 [Member]
Debt Instrument [Line Items]
Carrying Value	0	0
Fair Value	$ 0	$ 0